Revenue Recognition - Deferred Contract Costs (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Deferred Contract Costs
Deferred contract costs	$ 4,556	$ 4,368
Deferred contract costs, current	2,107	1,896
Deferred contract costs, noncurrent	2,449	2,472
Amortization of deferred contract costs	3,793
Costs to obtain a contract
Deferred Contract Costs
Deferred contract costs	842	609
Deferred setup costs
Deferred Contract Costs
Deferred contract costs	1,859	1,939
Other deferred fulfillment costs
Deferred Contract Costs
Deferred contract costs	$ 1,855	$ 1,820